Business Combinations	12 Months Ended
Jun. 30, 2013
Business Combinations

NOTE 9 — BUSINESS COMBINATIONS

Yammer

On July 18, 2012, we acquired Yammer, Inc. (“Yammer”), a leading provider of enterprise social networks, for $1.1 billion in cash. Yammer will continue to develop its standalone service and will add an enterprise social networking service to Microsoft’s portfolio of complementary cloud-based services. The major classes of assets to which we allocated the purchase price were goodwill of $937 million and identifiable intangible assets of $178 million. We assigned the goodwill to Commercial Other under our current segment structure. Yammer was consolidated into our results of operations starting on the acquisition date.

Skype

On October 13, 2011, we acquired all of the issued and outstanding shares of Skype Global S.á r.l. (“Skype”), a leading global provider of software applications and related Internet communications products based in Luxembourg, for $8.6 billion, primarily in cash. The major classes of assets and liabilities to which we allocated the purchase price were goodwill of $7.1 billion, identifiable intangible assets of $1.6 billion, and unearned revenue of $222 million. The goodwill recognized in connection with the acquisition is primarily attributable to our expectation of extending Skype’s brand and the reach of its networked platform, while enhancing Microsoft’s existing portfolio of real-time communications products and services. We assigned the goodwill to the following segments under our current segment structure: $5.6 billion to Commercial Licensing, $1.4 billion to Devices and Consumer Hardware, and $54 million to Devices and Consumer Other. Skype was consolidated into our results of operations starting on the acquisition date.

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions)		Weighted Average Life

Marketing-related (trade names)	$1,249	15 years
Technology-based	275	5 years
Customer-related	114	5 years
Contract-based	10	4 years

Total	$1,648	13 years

Other

During fiscal year 2013, we completed 11 additional acquisitions for total consideration of $437 million, all of which was paid in cash. These entities have been included in our consolidated results of operations since their respective acquisition dates.

Pro forma results of operations have not been presented because the effects of the business combinations described in this Note, individually and in aggregate, were not material to our consolidated results of operations.